IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2021
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 22 – IMPAIRMENT OF LONG-LIVED ASSETS

Technical Pronouncement IAS 36 - Impairment of Assets, determines that an asset must be recorded at an amount that does not exceed the amount to be recovered from the use or sale of that asset.

The Pronouncement defines recoverable value as the highest value between the net fair value of the sale expenses of an asset or cash-generating unit and its value in use. Fair value, in accordance with IFRS 13 – Fair Value Measurement, is the price that would be received by the sale of an asset or that would be paid for the transfer of a liability in an unforced transaction between market participants on the measurement date. The value in use, according to IAS 36 itself, is the present value of expected future cash flows that must come from an asset or cash generating unit. The value in use, as its name suggests, represents the value expected by the company (internal view) resulting from the performance of the asset throughout its useful life. The fair value corresponds to the measurement of the amount to be received in the case of the sale of this asset (external view). The Company estimates the recoverable value of its fixed and intangible assets based on value in use, which is measured based on the present value of the estimated future cash flow.

The assumptions used consider Company’s Management’s best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the cash-generating units.

The main assumptions defined below were considered:

●	Growth compatible with historical data and growth prospects of the Brazilian economy;
●	Discount rate per year, after taxes, specific to the segments tested: 4.70% for non-renewed generation, 4.68% for renewed generation (6.11% for non-renewed generation, 6.14% for renewed generation in 2020), taking into account the WACC;
●	The discount rate per year, before taxes, for the corporate ventures tested varies between 4.44% and 16.48%;
●	Revenues projected in accordance with the contracts, with no provision for extending the concession/authorization;
●	Expenses segregated by cash-generating unit, projected based on the PDNG for five years and consistent with the plan for the other years, until the end of the concessions and without considering future renewals/extensions; and
●	The Company treated each of the contracts of their respective projects as independent cash-generating units.

Below are the impairment positions

	12/31/2021			12/31/2020
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	6,963,604	—	6,963,604	7,565,468	—	7,565,468
Intangible Assets	1,021	69,071	70,092	872	316,288	317,160
Total	6,964,625	69,071	7,033,696	7,566,340	316,288	7,882,628

The movement of provisions is as follows:

Generation

Cash Generating Unit	12/31/2020	Additions	Reversals	Write-offs	Transfers	12/31/2021

UTN Angra 3	4,508,764	—	—	—	—	4,508,764
TPP Candiota	796,045	258,261	—	—	—	1,054,306
TPP Santa Cruz	402,769	—	(123,390)	—	—	279,379
Candiota Fase B	321,020	—	(15,242)	—	—	305,778
HPP Batalha	298,058	—	(149,105)	—	—	148,953
Casa Nova I	292,763	—	(35,184)	—	—	257,579
Livramento (a)	126,294	—	(422)	—	(125,872)	—
Complexo Eólico Pindaí	100,428	—	(100,428)	—	—	—
HPP Samuel	98,804	—	(98,804)	—	—	—
TPP Coaracy Nunes	71,007	—	—	—	—	71,007
SHP João Borges	42,103	—	(42,103)	—	—	—
TPP Mauá Bloco 4	49,372	—	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	—	46,258
Eólica Coxilha Seca	27,462	—	(26,198)	—	—	1,264
TPP Mauá Bloco 1	41,040	—	—	—	—	41,040
HPP Passo São João	34,987	—	(34,987)	—	—	—
Casa Nova II	49,154	—	(49,154)	—	—	—
SHP Rio Chapéu	32,752	—	(32,752)	—	—	—
Casa Nova III	25,730	—	(25,730)	—	—	—
Other	201,530	5,496	(5,664)	(437)	—	200,925
Total	7,566,340	263,757	(739,163)	(437)	(125,872)	6,964,625

(a)SPE Livramento has been classified as an asset held for sale.

Cash Generating Unit	12/31/2019	Additions	Reversals	Write-offs	12/31/2020
NPP Angra 3	4,508,764	—	—	—	4,508,764
TPP Candiota	184,629	611,416	—	—	796,045
TPP Santa Cruz	618,569	—	(215,800)	—	402,769
Candiota Fase B	342,114	—	(21,094)	—	321,020
HPP Batalha	376,680	—	(78,622)	—	298,058
Casa Nova I	345,893	—	(53,130)	—	292,763
Livramento	117,866	8,428	—	—	126,294
Complexo Eolico Pindaí I	—	99,263	—	—	99,263
HPP Samuel	87,603	11,201	—	—	98,804
TPP Coaracy Nunes	71,007	—	—	—	71,007
TPP Carracari	224,032	—	—	(224,032)	—
TPP Maua Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Oleo	46,258	—	—	—	46,258
TPP Maua Bloco 1	41,040	—	—	—	41,040
TPP Passo Sao Joao	34,750	—	—	—	34,750
Casa Nova II	16,492	32,662	—	—	49,154
PCH Santo Cristo	14,148	—	—	(14,148)	—
Casa Nova III	—	25,730	—	—	25,730
Others	283,639	21,610	—	—	305,249
Total	7,362,856	810,310	(368,646)	(238,180)	7,566,340

Cash-generating Unit	12/31/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	388,006	—	(45,892)	—	342,114
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	626,364	22,528	(87,802)	(4,384)	556,706
Total	7,664,371	607,081	(904,212)	(4,384)	7,362,856

Below, we highlight the main impacts arising from the Company’s assessment of recoverable value in December 2021.

●	NPP Angra 3

Law No. 14,120/21 established the general conditions for structuring the Angra 3 enterprise, guaranteeing the project a tariff that ensures its economic and financial viability, which is a relevant milestone for the conclusion of the project. Furthermore, CNPE’s Resolution No. 23/21 defined parameters for the calculation of the equilibrium tariff by BNDES, among which were the base date, June 30, 2020, and the real equity cost of capital of 8.88% per year for remuneration of the invested capital.

In addition to the points mentioned above, in December 2021, Tractebel, which is the company hired by BNDES for the analysis of the remaining Capex and schedule, in its preliminary report, still under analysis by Eletronuclear, indicated an increase of R$ 2,239,000 in Capex compared to that considered in the impairment test for 2020, and the expected start-up date was changed to November 2027.

Despite the significant advances mentioned above, to perform the recoverability test in December 2021, although all the parameters for the calculation of the project’s equilibrium rate are available, the rate is not defined by the Company, being the responsibility of the CNPE. Therefore, the tariff approval remains pending, which is extremely important for the structuring of the project.

The rationale for maintaining the impairment provisioned balance of R$ 4,508,764 is substantially derived from the delay in the ratification of the enterprise’s rate, being considered the reference tariff approved in 2018 adjusted for inflation.

In February 2022, the Company signed the contract to provide services that allow the resumption of the works at the Angra 3 Nuclear Power Plant, in the scope of the Critical Path Acceleration Plan between Eletronuclear and the consortium formed by Ferreira Guedes, Matricial, and ADtranz. Among the main measures included in the Plan is the conclusion of the concrete superstructure of the Angra 3 reactor building.

●	TPP Candiota III

Reduction of the recoverable value of the cash-generating unit power plant Candiota, in the amount of R$ 276,235, due to the non-sale of additional physical guarantee in the short-term market.

●	Reduction of the discount rate

Reduction of the WACC impacted by both the lower cost of third-party capital and own capital.

Administration

Intangible assets - Administration	12/31/2020	Write-offs	Reserves	Transfers	12/31/2021
Future profitability goodwill Livramento (a)	233,989	—	(40,278)	(193,711)	—
Others	82,299	(13,228)	—	—	69,071
Total	316,288	(13,228)	(40,278)	(193,711)	69,071

(a)	SPE Livramento has been classified as an asset held for sale.
●	Cash Generating Units (CGUs) that do not have a provision for impairment

CGUs that did not have impairment have a recoverable amount greater than the carrying amount of fixed assets. In addition, the Company carried out a sensitivity analysis increasing the discount rate by 5% and 10%, to assess the risk of impairment for each CGU. Only CGT Eletrosul’s João Borges PCH presented an impairment risk, of R$307 for the +5% rate variation and R$2,032 for the +10% variation.

Accounting Policy

The Company periodically assesses whether there is any indication that its non-financial assets Cash-Generating Units (CGUs) have suffered any loss due to impairment. If there is such an indication, the recoverable amount of the asset is estimated for the purpose of measuring the amount of that loss.

In assessing the value in use, estimated future cash flows are discounted to present value at a rate that reflects a current assessment of the market and/or opportunity cost of the Company, the currency value over time and the specific risks of the asset for which the estimate of future cash flows was made.